Earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit (Loss)	$ (9,008)	$ (20,263)	$ (54,516)
Weighted average number of shares outstanding for basic EPS (in shares)	184,587,104	146,691,784	112,432,988
Net effect of dilutive stock options (in shares)	0	0	0
Net effect of dilutive warrants (in shares)	0	0	0
Net effect of vesting of restricted stock (in shares)	0	0	0
Net effect of conversion of convertible notes (in shares)	0	0	0
Weighted average number of shares outstanding for diluted EPS (in shares)	184,587,104	146,691,784	112,432,988
Basic earnings (loss) per share (in dollars per share)	$ (0.05)	$ (0.14)	$ (0.48)
Diluted earnings (loss) per share (in dollars per share)	$ (0.05)	$ (0.14)	$ (0.48)
ADS outstanding for basic and diluted earnings (loss) per ADS (in shares)	46,146,776	36,672,946	28,108,247
Basic earnings (loss) per ADS (in dollars per share)	$ (0.20)	$ (0.55)	$ (1.94)
Diluted earnings (loss) per ADS (in dollars per share)	$ (0.20)	$ (0.55)	$ (1.94)